RELATED PARTIES - Key Management Personnel Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Short-term employee benefits	$ 9	$ 8
Share-based compensation and other(1)	53	3
Total compensation of key management	$ 62	$ 11